Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2014
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments

6. Fair Value of Financial Instruments

Fair value measurements are based on assumptions that market participants would use in pricing an asset or a liability. The hierarchy for inputs used in measuring fair value is as follows:

Level 1 Inputs – quoted prices in active markets for identical assets or liabilities

Level 2 Inputs – observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 Inputs – unobservable inputs

Financial assets whose fair values are measured on a recurring basis consist only of an interest rate swap. The fair value of the interest rate swap is calculated based on Level 2 inputs.

As of September 30, 2014, the Company did not have any hedges or derivatives. As of December 31, 2013, the Predecessor had not designated its interest rate swap as a hedge. This derivative was not speculative and was used to manage the Predecessor’s exposure to interest rate movements and other identified risks, but the Predecessor elected not to designate these instruments in hedging relationships based on the provisions in ASC 815-10. The changes in fair value of derivatives not designated in hedging relationships have been recognized in earnings. The interest rate swap was subsequently terminated upon completion of the IPO. The interest rate derivative outstanding as at December 31, 2013 was as follows:

Property	Type of Instrument	Notional amount	Maturity date	Effective rate	Fair Value as of December 31, 2013
City Center	Interest Rate Swap	$15,000,000	—	6.0%	$—

The fair value of the Central Fairwinds earn-out (note 9) was derived by making assumptions on the timing of the lease up of vacant space and the net effective rents of those new leases and then applying an 8% discount rate to the resulting cash-flows to obtain a present value. The earn-out valuation assumes that approximately 17,000 square feet of additional leasing is completed between the date of the valuation and the end of the calculation period which would take the existing occupancy from 76% signed and committed at September 30, 2014 to 89% by September 2016 and stabilized at that level thereafter. The average net effective rent and incremental operating costs per square foot is assumed to be $14 and $4 respectively.

As of September 30, 2014, the estimated fair value of the earn-out liability is $8.0 million. The change in fair value for the three months ended September 30, 2014 was $1.0 million.

Level 3 sensitivity analysis:

The Company applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments. Level 3 instruments held by the Company include the earn-out. The unobservable inputs used in the valuation of the earn-out primarily include the net effective rent assumptions. A sensitivity analysis has been performed to determine the potential gain or loss by varying the significant unobservable inputs by increasing or decreasing them by 10%. The impact of applying these other reasonably possible inputs is a potential loss of $0.1 million and a potential gain of $0.1 million. This potential gain or loss would be recorded through profit and loss.

Fair Values of Financial Instruments Not Carried at Fair Value

With the exception of fixed rate mortgage loans payable, the carrying amounts of the Predecessor’s financial instruments approximate their fair value. The Predecessor determines the fair value of its fixed rate mortgage loan payable based on a discounted cash flow analysis using a discount rate that approximates the current borrowing rates for instruments of similar maturities. Based on this, the Company has determined that the fair value of these instruments was $172,700,000 and $88,500,000 as of September 30, 2014 and December 31, 2013, respectively. Although the Predecessor has determined the majority of the inputs used to value its fixed rate debt fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its fixed rate debt utilize Level 3 inputs, such as estimates of current credit spreads. Accordingly, mortgage loans payable have been classified as Level 3 fair value measurements.